INVENTORIES, NET (Tables)	12 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

The following table summarizes the components of the Group’s inventories as of the dates presented:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Real estate inventories, net
Real estate properties held for sale	¥7,513,572	¥6,187,759
Real estate properties in progress	8,739,298	7,222,597
Subtotal	16,252,870	13,410,356
Housing equipment and material, net	177,409	140,178
Others	124,789	61,853
Inventories, net	¥16,555,068	¥13,612,387